Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 100.1%
Aerospace & Defense – 1.6%
Howmet Aerospace Inc	134,419	$4,831,019
Teledyne Technologies Inc*	10,278	4,857,691
		9,688,710
Air Freight & Logistics – 1.9%
United Parcel Service Inc	53,983	11,577,194
Auto Components – 0.4%
Aptiv PLC*	18,083	2,164,716
Automobiles – 0.4%
Rivian Automotive Inc - Class A*,#	47,983	2,410,666
Beverages – 1.4%
Constellation Brands Inc	37,086	8,541,647
Biotechnology – 2.7%
AbbVie Inc	66,739	10,819,059
Biohaven Pharmaceutical Holding Co Ltd*	7,686	911,329
Sarepta Therapeutics Inc*	31,086	2,428,438
Vertex Pharmaceuticals Inc*	10,574	2,759,497
		16,918,323
Capital Markets – 1.0%
Blackstone Group Inc	36,825	4,674,565
LPL Financial Holdings Inc	8,206	1,499,072
		6,173,637
Chemicals – 0.8%
Sherwin-Williams Co	20,033	5,000,637
Commercial Services & Supplies – 0.7%
Copart Inc*	35,316	4,431,099
Diversified Financial Services – 0.5%
Apollo Global Management Inc	47,412	2,939,070
Entertainment – 1.4%
Liberty Media Corp-Liberty Formula One*	98,414	6,873,234
Netflix Inc*	4,259	1,595,379
		8,468,613
Equity Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp	19,917	5,003,549
Health Care Equipment & Supplies – 3.2%
Align Technology Inc*	13,027	5,679,772
Danaher Corp	6,484	1,901,952
DexCom Inc*	3,651	1,867,852
Edwards Lifesciences Corp*	48,578	5,718,602
Intuitive Surgical Inc*	14,288	4,310,404
		19,478,582
Health Care Providers & Services – 0.6%
UnitedHealth Group Inc	7,783	3,969,096
Hotels, Restaurants & Leisure – 1.7%
Aramark	114,853	4,318,473
Caesars Entertainment Inc*	76,626	5,927,787
		10,246,260
Household Durables – 0.8%
Garmin Ltd	42,232	5,009,137
Household Products – 1.4%
Procter & Gamble Co	55,722	8,514,322
Industrial Conglomerates – 0.7%
Honeywell International Inc	20,958	4,078,008
Information Technology Services – 7.7%
Fidelity National Information Services Inc	33,492	3,363,267
Global Payments Inc	16,200	2,216,808
Mastercard Inc	49,007	17,514,122
Okta Inc*	19,286	2,911,415
Snowflake Inc - Class A*	22,118	5,067,897
Visa Inc	73,665	16,336,687
		47,410,196
Insurance – 0.5%
Aon PLC - Class A	9,862	3,211,363
Interactive Media & Services – 10.3%
Alphabet Inc - Class C*	15,230	42,537,238
Facebook Inc*	82,895	18,432,532
Match Group Inc*	24,783	2,694,903
		63,664,673

Shares or Principal Amounts		Value
Common Stocks– (continued)
Internet & Direct Marketing Retail – 9.4%
Amazon.com Inc*	13,909	$45,342,645
Booking Holdings Inc*	4,787	11,242,030
Wayfair Inc - Class A*	13,022	1,442,577
		58,027,252
Life Sciences Tools & Services – 0.8%
Illumina Inc*	6,315	2,206,461
Thermo Fisher Scientific Inc	4,244	2,506,719
		4,713,180
Machinery – 1.6%
Deere & Co	13,585	5,644,024
Ingersoll Rand Inc	78,997	3,977,499
		9,621,523
Oil, Gas & Consumable Fuels – 0.6%
EOG Resources Inc	31,611	3,768,980
Pharmaceuticals – 2.1%
AstraZeneca PLC (ADR)	98,882	6,559,832
Eli Lilly & Co	14,527	4,160,097
Horizon Therapeutics PLC*	19,138	2,013,509
		12,733,438
Professional Services – 0.9%
CoStar Group Inc*	85,808	5,715,671
Road & Rail – 1.7%
JB Hunt Transport Services Inc	25,152	5,050,270
Uber Technologies Inc*	146,881	5,240,714
		10,290,984
Semiconductor & Semiconductor Equipment – 12.0%
Advanced Micro Devices Inc*	97,042	10,610,572
ASML Holding NV	12,365	8,258,954
Lam Research Corp	14,895	8,007,701
Marvell Technology Inc	68,927	4,942,755
NVIDIA Corp	129,565	35,353,106
Teradyne Inc	26,933	3,184,289
Texas Instruments Inc	18,078	3,316,951
		73,674,328
Software – 19.8%
Adobe Inc*	8,852	4,033,148
Atlassian Corp PLC - Class A*	31,730	9,323,226
Autodesk Inc*	9,583	2,054,116
Avalara Inc*	30,982	3,083,019
Cadence Design Systems Inc*	22,653	3,725,512
Microsoft Corp	214,459	66,119,854
ServiceNow Inc*	8,972	4,996,417
Synopsys Inc*	13,048	4,348,507
Tyler Technologies Inc*	11,855	5,274,171
Workday Inc - Class A*	38,237	9,156,232
Zendesk Inc*	78,929	9,494,369
		121,608,571
Specialty Retail – 1.1%
Burlington Stores Inc*	27,615	5,030,625
Olaplex Holdings Inc*	113,263	1,770,301
		6,800,926
Technology Hardware, Storage & Peripherals – 6.2%
Apple Inc	219,363	38,302,973
Textiles, Apparel & Luxury Goods – 2.1%
Deckers Outdoor Corp*	19,145	5,241,327
NIKE Inc - Class B	58,293	7,843,906
		13,085,233
Trading Companies & Distributors – 0.8%
Ferguson PLC	38,154	5,178,056
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	23,609	3,030,215
Total Common Stocks (cost $343,635,702)		615,450,828
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $115,407)	115,396	115,407
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	1,529,160	1,529,160

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$382,290	$382,290
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,911,450)		1,911,450
Total Investments (total cost $345,662,559) – 100.4%		617,477,685
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(2,184,903)
Net Assets – 100%		$615,292,782

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$593,335,673	96.1%
Australia	9,323,226	1.5
Netherlands	8,258,954	1.3
United Kingdom	6,559,832	1.1

Total	$617,477,685	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$214	$-	$-	$115,407
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	9,316∆	-	-	1,529,160
Total Affiliated Investments - 0.2%	$9,530	$-	$-	$1,644,567

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	1,878,692	9,653,453	(11,416,738)	115,407
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	1,920,280	6,578,794	(6,969,914)	1,529,160

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Trading Companies & Distributors	$-	$5,178,056	$-
All Other	610,272,772	-	-
Investment Companies	-	115,407	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,911,450	-
Total Assets	$610,272,772	$7,204,913	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70316 05-22